PREFERRED STOCK (Details) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Share Based Compensation Stock Options Activities [Line Items]
Option Outstanding - Balance	12,584,829	1,392,251
Number of Shares - Issued in connection with convertible debt offerings	83,333,250	11,364,773
Common Stock Option Outstanding - Options Exercised	0	(146,694)
Common Stock Option Outstanding - Options Cancelled	(11,364,773)
Number of Shares - Expired	0	(25,501)
Option Outstanding - Balance	84,553,306	12,584,829
Weighted Average Exercise Price - Balance	$ 0.04	$ 0.07
Weighted Average Exercise Price - Issued in connection with convertible debt offerings	$ 0.06	$ 0.07
Weighted Average Exercise Price - Exercised	$ 0.00	$ 0.17
Weighted Average Exercise Price - Cancelled	$ 0.04
Weighted Average Exercise Price - Expired	$ 0.00	$ 0.01
Weighted Average Exercise Price - Balance	$ 0.06	$ 0.04